New standards and amendments and interpretations of existing standards (Details 2) R$ in Millions	Dec. 31, 2018 BRL (R$)
Current best estimates
Estimated Exposure to Credit Risk	R$ 521,546
Expected Loss	R$ 33,048
Expected Loss on Estimated Exposure to Credit Risk	6.00%
Stage 1
Current best estimates
Estimated Exposure to Credit Risk	R$ 432,416
Expected Loss	R$ 7,688
Expected Loss on Estimated Exposure to Credit Risk	2.00%
Stage 2
Current best estimates
Estimated Exposure to Credit Risk	R$ 51,853
Expected Loss	R$ 7,581
Expected Loss on Estimated Exposure to Credit Risk	15.00%
Stage 3
Current best estimates
Estimated Exposure to Credit Risk	R$ 37,277
Expected Loss	R$ 17,779
Expected Loss on Estimated Exposure to Credit Risk	48.00%